Acquisition (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Net tangible assets	$ 5,873	$ 1,608,600
Goodwill		0
Total purchase consideration		1,608,600
Cash	4,644	4,644
Inventories	1,425,080	1,425,080
Amount due from a related party		151,362
Property and equipment, net		5,873
Other assets	$ 21,641	21,641
Total assets		1,608,600
Less: Total liabilities		$ 0